SCHEDULE OF INVESTMENTS
Ivy LaSalle Global Real Estate Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Real Estate – 1.7%
Dexus	108		$693
Mirvac Group	315		476
Vicinity Centres	555		556

			1,725

Total Australia - 1.7%			$1,725
Canada
Real Estate – 3.7%
Canadian Apartment Properties REIT	62		2,231
First Capital REIT	110		1,128
H&R Real Estate Investment Trust	43		308
Tricon Capital Group, Inc.	32		216

			3,883

Total Canada - 3.7%			$3,883
France
Real Estate – 0.9%
Gecina	8		992

Total France - 0.9%			$992
Germany
Real Estate – 6.1%
Deutsche Wohnen AG	33		1,491
Vonovia SE	81		4,937

			6,428

Total Germany - 6.1%			$6,428
Hong Kong
Real Estate – 6.9%
Cheung Kong (Holdings) Ltd.	305		1,828
Hang Lung Properties Ltd.	273		650
Henderson Land Development Co. Ltd.	28		108
Link (The)	89		731
New World Development Co. Ltd.	288		1,369
Sun Hung Kai Properties Ltd.	155		1,983
Wharf (Holdings) Ltd. (The)(A)	122		586

			7,255

Total Hong Kong - 6.9%			$7,255
Ireland
Real Estate – 0.8%
Hibernia REIT plc	311		393
Irish Residential Properties REIT plc	283		450

			843

Total Ireland - 0.8%			$843
Japan
Real Estate – 13.3%
CRE Logistics REIT, Inc.	—	*	205
Daibiru Corp.	33		302
Daiwa Securities Living Investment Corp.	—	*	305
Global One Corp.	1		602
Heiwa Real Estate Co. Ltd.	14		404
Ichigo Office REIT Investment Corp.	1		719
Invesco Office J-REIT, Inc.	3		338
Invincible Investment Corp.	1		236
ITOCHU Advance Logistics Investment Corp.	1		689

Japan Excellent, Inc.	1		617
Japan Real Estate Investment Corp.	—	*	744
Keihanshin Building Co. Ltd.	31		393
Kenedix Retail Corp.	—	*	335
Mitsubishi Estate Co. Ltd.	123		1,826
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	331
Mitsui Fudosan Co. Ltd.	75		1,329
Mitsui Fudosan Logistics Park, Inc.	—	*	841
Nomura Real Estate Holdings, Inc.	37		687
Nomura Real Estate Master Fund, Inc.	1		1,029
ORIX JREIT, Inc.	1		983
Sankei Real Estate, Inc.	—	*	327
Star Asia Investment Corp.	—	*	80
Starts Proceed Investment Corp.	—	*	170
Tokyu Fudosan Holdings Corp.	70		328

			13,820

Total Japan - 13.3%			$13,820
Norway
Real Estate – 1.3%
Entra ASA	105		1,347

Total Norway - 1.3%			$1,347
Singapore
Real Estate – 2.3%
Cambridge Industrial Trust	402		115
CapitaLand Ltd.	317		669
Fortune	321		291
Frasers Centrepoint Trust	355		595
Mapletree Investments Pte Ltd.	226		470
Mapletree Logistics Trust	206		289

			2,429

Total Singapore - 2.3%			$2,429
Spain
Real Estate – 0.9%
Merlin Properties Socimi S.A.	119		988

Total Spain - 0.9%			$988
United Kingdom
Real Estate – 5.2%
Big Yellow Group plc	57		707
Derwent London plc	25		874
Grainger plc	233		826
Land Securities Group plc	115		783
Safestore Holdings plc	88		790
SEGRO plc	133		1,474

			5,454

Total United Kingdom - 5.2%			$5,454
United States
Communication Services – 2.5%
SBA Communications Corp.	9		2,565

Real Estate – 52.7%
Agree Realty Corp.	6		401
American Campus Communities, Inc.	33		1,144
AvalonBay Communities, Inc.	25		3,886
Camden Property Trust	7		683
Corporate Office Properties Trust	27		685

Cousins Properties, Inc.	25	759
CubeSmart	54	1,459
Digital Realty Trust, Inc.	21	3,042
Douglas Emmett, Inc.	46	1,402
Duke Realty Corp.	68	2,406
Empire State Realty Trust, Inc., Class A	88	616
Equinix, Inc.	2	1,315
Equity Lifestyle Properties, Inc.	20	1,276
Equity Residential	23	1,366
Essex Property Trust, Inc.	7	1,683
First Industrial Realty Trust, Inc.	47	1,800
Healthcare Trust of America, Inc., Class A	53	1,399
Highwoods Properties, Inc.	7	258
Invitation Homes, Inc.	151	4,155
Kilroy Realty Corp.	20	1,197
National Retail Properties, Inc.	34	1,192
Park Hotels & Resorts, Inc.	41	402
Pebblebrook Hotel Trust	41	555
ProLogis, Inc.	42	3,936
Public Storage, Inc.	20	3,860
Realty Income Corp.	28	1,664
Regency Centers Corp.	24	1,085
Retail Properties of America, Inc.	144	1,054
Sabra Health Care REIT, Inc.	19	278
Simon Property Group, Inc.	24	1,619
Sunstone Hotel Investors, Inc.	99	804
Urban Edge Properties	13	153
Ventas, Inc.	48	1,742
VEREIT, Inc.	197	1,269
VICI Properties, Inc.	56	1,127
Weingarten Realty Investors	38	726
Welltower, Inc.	49	2,532

		54,930

Total United States - 55.2%		$57,495

TOTAL COMMON STOCKS – 98.3%		$102,659
(Cost: $100,316)

SHORT-TERM SECURITIES
Money Market Funds(B) – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	363	363

TOTAL SHORT-TERM SECURITIES – 0.3%		$363
(Cost: $363)

TOTAL INVESTMENT SECURITIES – 98.6%		$103,022
(Cost: $100,679)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		1,437

NET ASSETS – 100.0%		$104,459

Notes to Schedule of Investments

  *  Not shown due to rounding.

(A)All or a portion of securities with an aggregate value of $576 are on loan.

(B)Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$2,565	$—	$—
Real Estate	60,632	39,462	—

Total Common Stocks	$63,197	$39,462	$—
Short-Term Securities	363	—	—

Total	$63,560	$39,462	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$100,679

Gross unrealized appreciation	10,937

Gross unrealized depreciation	(8,594)

Net unrealized appreciation	$2,343